Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	£ (993)	£ (709)	£ (652)
Exchange movements on overseas net assets and net investment hedges	85	(259)	(93)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	(25)	36
Ending balance	(531)	(993)	(709)
Movement attributable to continuing operations	(906)
Movement attributable to discontinued operations(a)	375
Retained earnings [member]
Beginning balance	(803)	(539)	(524)
Exchange movements on overseas net assets and net investment hedges	109	(239)	(51)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	(25)	36
Ending balance	(429)	(803)	(539)
Movement attributable to continuing operations	(692)
Movement attributable to discontinued operations(a)	263
Fair value reserve [member]
Beginning balance	(9)	(9)	(1)
Exchange movements on overseas net assets and net investment hedges	4	0	(8)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0
Ending balance	(5)	(9)	(9)
Movement attributable to continuing operations	(5)
Non- controlling interests [member]
Beginning balance	(181)	(161)	(127)
Exchange movements on overseas net assets and net investment hedges	(28)	(20)	(34)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	0
Ending balance	97	£ (181)	£ (161)
Movement attributable to continuing operations	(209)
Movement attributable to discontinued operations(a)	£ 112